CHANGE IN WORKING CAPITAL	12 Months Ended
Dec. 31, 2020
Change In Working Capital [Abstract]
Change in working capital

35.    Change in working capital

Figures in million - SA rand	2020	2019	2018
Inventories	(9,026.8)	(5,000.0)	(924.8)
Trade and other receivables	(2,167.0)	3,115.2	(461.0)
Trade and other payables	1,758.7	1,259.2	315.8
Total change in working capital	(9,435.1)	(625.6)	(1,070.0)